Derivatives (Credit Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 175	$ 165
Maximum Amount of Future Payments under Credit Default Swaps	10,527	9,055
Weighted Average Years to Maturity	3 years 11 months	3 years 4 months 24 days
Aaa/Aa/A
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	20	36
Maximum Amount of Future Payments under Credit Default Swaps	2,377	3,284
Weighted Average Years to Maturity	2 years 7 months	1 year 7 months 6 days
Aaa/Aa/A | Single name credit default swaps (corporate)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	10	10
Maximum Amount of Future Payments under Credit Default Swaps	677	545
Weighted Average Years to Maturity	2 years 5 months	2 years 7 months 6 days
Aaa/Aa/A | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	10	26
Maximum Amount of Future Payments under Credit Default Swaps	1,700	2,739
Weighted Average Years to Maturity	2 years 7 months	1 year 6 months 0 days
Baa
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	117	97
Maximum Amount of Future Payments under Credit Default Swaps	7,365	5,391
Weighted Average Years to Maturity	4 years 3 months	4 years 4 months 0 days
Baa | Single name credit default swaps (corporate)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	23	24
Maximum Amount of Future Payments under Credit Default Swaps	1,591	1,320
Weighted Average Years to Maturity	2 years 9 months	3 years 1 month 0 days
Baa | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	94	73
Maximum Amount of Future Payments under Credit Default Swaps	5,774	4,071
Weighted Average Years to Maturity	4 years 8 months	4 years 8 months 12 days
Ba
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	(1)	0
Maximum Amount of Future Payments under Credit Default Swaps	160	5
Weighted Average Years to Maturity	2 years 5 months	3 years 9 months 0 days
Ba | Single name credit default swaps (corporate)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	0	0
Maximum Amount of Future Payments under Credit Default Swaps	60	5
Weighted Average Years to Maturity	3 years	3 years 9 months 0 days
Ba | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	(1)	0
Maximum Amount of Future Payments under Credit Default Swaps	100	0
Weighted Average Years to Maturity	2 years	0 years
B [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	39	32
Maximum Amount of Future Payments under Credit Default Swaps	625	375
Weighted Average Years to Maturity	4 years 11 months	4 years 10 months 24 days
B [Member] | Single name credit default swaps (corporate)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	0	0
Maximum Amount of Future Payments under Credit Default Swaps	0	0
Weighted Average Years to Maturity	0 years	0 years
B [Member] | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	39	32
Maximum Amount of Future Payments under Credit Default Swaps	$ 625	$ 375
Weighted Average Years to Maturity	4 years 11 months	4 years 10 months 24 days